Fair Value of Assets and Liabilities - Summary of Fair Value of Share Based Compensation (Detail)	12 Months Ended
	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options	10 years	10 years
Fair value of underlying ordinary shares | ¥ / shares	¥ 4.93	¥ 1.86
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest		2.33%
Volatility		24.73%
Dividend yield | ¥
Life of options		4 months
Fair value of underlying ordinary shares | $ / shares			$ 0.55